Cash and bank balances - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Balances with banks	₨ 27,552	₨ 27,328
Bottom of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	8 days	8 days
Effective interest rate on Bank deposit	3.25%	3.00%
Top of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	3563 days	3653 days
Effective interest rate on Bank deposit	8.10%	8.27%